UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.16%)
CONSUMER DISCRETIONARY – (4.51%)
Automobiles & Components – (2.94%)
Harley-Davidson, Inc.	656,860	$32,238,689
Retailing – (1.57%)
Bed Bath & Beyond Inc. *	262,500	17,264,625
	Total Consumer Discretionary	49,503,314
CONSUMER STAPLES – (17.15%)
Food & Staples Retailing – (16.21%)
Brazil Pharma S.A., 144A (Brazil)*(a)	1,100,000	6,447,725
Costco Wholesale Corp.	1,042,991	94,703,583
CVS Caremark Corp.	1,715,900	76,872,320
		178,023,628
Food, Beverage & Tobacco – (0.94%)
Diageo PLC (United Kingdom)	430,381	10,343,132
	Total Consumer Staples	188,366,760
ENERGY – (7.31%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	80,251,603
	Total Energy	80,251,603
FINANCIALS – (56.15%)
Banks – (3.24%)
Commercial Banks – (3.24%)
SKBHC Holdings LLC *(b)	1,737	7,895,285
Wells Fargo & Co.	811,300	27,697,782
		35,593,067
Diversified Financials – (32.96%)
Capital Markets – (9.29%)
Ameriprise Financial, Inc.	310,469	17,737,094
Bank of New York Mellon Corp.	2,585,889	62,397,502
Goldman Sachs Group, Inc.	73,100	9,091,447
Julius Baer Group Ltd. (Switzerland)	316,400	12,772,367
		101,998,410
Consumer Finance – (11.88%)
American Express Co. (c)	2,255,433	130,499,354
Diversified Financial Services – (11.79%)
Cielo S.A. (Brazil)	199,971	6,779,810
Oaktree Capital Group LLC, Class A (b)	2,232,700	98,238,800
RHJ International (Belgium)*	4,150,595	24,522,917
		129,541,527
		362,039,291
Insurance – (19.95%)
Multi-line Insurance – (6.38%)
Loews Corp. (c)	1,756,800	70,043,616
Property & Casualty Insurance – (7.87%)
Berkshire Hathaway Inc., Class A *	709	86,427,100
Reinsurance – (5.70%)
Alleghany Corp. *	158,303	52,097,517
Everest Re Group, Ltd.	113,500	10,501,020
		62,598,537
		219,069,253
	Total Financials	616,701,611

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.26%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.26%)
Merck & Co., Inc.	633,200	$24,314,880
Roche Holding AG - Genusschein (Switzerland)	66,000	11,486,208
		35,801,088
	Total Health Care	35,801,088
INDUSTRIALS – (3.55%)
Commercial & Professional Services – (3.55%)
Iron Mountain Inc.	1,353,300	38,975,040
	Total Industrials	38,975,040
INFORMATION TECHNOLOGY – (5.23%)
Semiconductors & Semiconductor Equipment – (1.48%)
Texas Instruments Inc.	485,300	16,310,933
Software & Services – (1.77%)
Microsoft Corp.	603,229	19,448,103
Technology Hardware & Equipment – (1.98%)
Hewlett-Packard Co.	912,300	21,740,109
	Total Information Technology	57,499,145
	TOTAL COMMON STOCK – (Identified cost $874,657,732)	1,067,098,561
SHORT-TERM INVESTMENTS – (2.41%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $8,788,088 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $8,963,760)	$8,788,000	8,788,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $17,712,266 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $18,066,240)	17,712,000	17,712,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,500,000)	26,500,000
	Total Investments – (99.57%) – (Identified cost $901,157,732) – (d)	1,093,598,561
	Other Assets Less Liabilities – (0.43%)	4,667,954
Net Assets – (100.00%)		$1,098,266,515

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $6,447,725 or 0.59% of the Fund's net assets as of March 31, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $106,134,085 or 9.66% of the Fund’s net assets as of March 31, 2012.

(c)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2012. Unfunded capital commitments represent agreements which obligate the Fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of March 31, 2012, unfunded capital commitments amounted to $8,213,084.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2012 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $913,580,242. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$273,127,327
	Unrealized depreciation	(93,109,008)
	Net unrealized appreciation	$180,018,319

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.  Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts or valuing at the mid-point of a disclosed Initial Public Offering (“IPO”) estimated price range prior to launch date. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices on comparable securities, and sale prices to the prior or current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$49,503,314	$–	$–	$49,503,314
Consumer staples	188,366,760	–	–	188,366,760
Energy	80,251,603	–	–	80,251,603
Financials	510,567,526	–	106,134,085	616,701,611
Health care	35,801,088	–	–	35,801,088
Industrials	38,975,040	–	–	38,975,040
Information technology	57,499,145	–	–	57,499,145
Short-term securities	–	26,500,000	–	26,500,000
Total Investments	$960,964,476	$26,500,000	$106,134,085	$1,093,598,561

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2012:

Investment Securities:
Beginning balance	$6,874,973
Decrease in unrealized appreciation	(1,212,388)
Transfers into Level 3 from Level 2	100,471,500
Ending balance	$106,134,085

Decrease in unrealized appreciation during the period on Level 3 securities still held at March 31, 2012	$(1,212,388)

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets table
	Fair value at	Valuation	Unobservable	Amount/Range
Investments at Value	March 31, 2012	Technique	Input	(Weighted Average)
Equity securities	$106,134,085	Index-based value adjustment with liquidity discount	Discount rate	25%

		Mid-point of estimated IPO price range	IPO price range	$42-46 ($44)

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2012